SHARE CAPITAL (Summary of the Number of Options Outstanding Under the Plan) (Details) - Share options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Employees and directors [Member]
Number of options
Outstanding at beginning of period		904,250		462,500		462,500
Award amount		879,501		448,000
Exercised (in shares)		(29,525)
Re-Designated	[1]	(27,000)
Forfeited				(6,250)
Outstanding at end of period		1,727,226		904,250		462,500
Weighted average price per share
Outstanding at beginning of period		$ 3.28	[2]	$ 1.28	[2]	$ 1.28
Granted		7.72	[2]	5.32	[2]
Exercised	[2]	1.92
Re-Designated	[1],[2]	5.88
Forfeited	[2]			1.92
Outstanding at end of period	[2]	$ 5.41		$ 3.28		$ 1.28
Consultants and other service providers [Member]
Number of options
Outstanding at beginning of period		266,875		220,000		148,125
Award amount		4,000		46,875		71,875
Exercised (in shares)		(150,000)
Re-Designated	[1]	27,000
Forfeited
Outstanding at end of period		147,875		266,875		220,000
Weighted average price per share
Outstanding at beginning of period		$ 2.10	[2]	$ 1.28	[2]	$ 0.96
Granted		10.88	[2]	$ 5.96	[2]	1.92
Exercised	[2]	1.92
Re-Designated	[1],[2]	5.88
Forfeited	[2]
Outstanding at end of period	[2]	$ 3.24		$ 2.10		$ 1.28

[1]	Pursuant to change in status of grantee from ‘director' to ‘consultant' during the reporting period.
[2]	Weighted average price per share